Financial Instrument - Risk Management and Fair Value - Additional Information (Detail) $ in Millions		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) DerivativeInstrument	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 09, 2016
Disclosure of detailed information about financial instruments [line items]
Derivative instrument hedging description		Short to mid-term hedging (generally three to eighteen months)
Mark to market derivative income (expense)		$ 2.8	$ 111.6	$ (11.6)
Fair value of derivative contracts		0.0	$ 2.8
Foreign exchange gain (loss)		$ 11.0
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument hedging term		3 months
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument hedging term		18 months
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Number of derivative instrument company entered | DerivativeInstrument		1
Description of impact of hypothetical interest rates on the variable-rate debt and marketable securities		If interest rates average 10% less in 2018 than in 2017, the interest income from marketable securities would decrease by approximately $1.4 million and the fair value of the debt would increase by approximately $1.3 million.
Average interest rate on derivatives		10.00%
Change in interest expense		$ 1.4
Increase decrease in fair value of debt		$ 1.3
Brazil, Brazil real [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue		16.50%	10.10%
Colombia, pesos [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue		11.40%	11.80%
Argentina, pesos [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue		7.80%	6.80%
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange risk revenue		43.70%
Percentage of foreign exchange risk expenses		59.80%
Currency risk [member] | Sistema Complementario de Administracion de divisas [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange rate	13.50			13.50
Currency risk [member] | Sistema Complementario de Administracion de divisas [member] | Aeronautical operations [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange rate					13.50
Currency risk [member] | Sistema Marginal de Divisas [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange rate	198.7			198.7
Currency risk [member] | DICOM [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange rate		3,345.0	673.7
Currency risk [member] | Venezuela [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	$ 430.2
Fuel derivative instruments [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument hypothetical increases percentage		10.00%
Fuel derivative instruments [member] | 2018 projection [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument expense increase		$ 60.9
Borrowing due through 2025 [member] | Fixed interest rate [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Fixed interest rates		1.81%	1.81%
Borrowing due through 2025 [member] | Fixed interest rate [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Fixed interest rates		5.58%	5.58%